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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

      Investment Company Act file number 811-08529

                                 Memorial Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             6550 Directors Parkway


                                Abilene, TX 79606
--------------------------------------------------------------------------------
            (Address of principal executive offices)    (Zip code)

                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355

--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 1-888-263-5593


Date of fiscal year end:    12/31/2005

Date of reporting period:   9/30/2005

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2005 (Unaudited)
Memorial Government Bond Fund

        Principal
          Amount                                                                 Value
      ----------------                                                      -----------------
                        CORPORATE BONDS - 2.80%
                        Diversified Financial Services - 2.80%
                        BNP Paribas US Medium-Term Note Program LLC
        $    1,000,000      4.00%, 01/19/2017 (a)                           $         972,500
                                                                            -----------------
                        TOTAL CORPORATE BONDS (Cost $995,000)               $         972,500
                                                                            -----------------
                        U.S. GOVERNMENT & AGENCY OBLIGATIONS - 93.95%
                        FFCB - 9.84%
             1,000,000      3.00%, 12/15/2006                                         983,998
             1,000,000      3.50%, 04/15/2009                                         968,023
             1,500,000      3.65%, 12/17/2008                                       1,463,694
                                                                            -----------------
                                                                                    3,415,715
                                                                            -----------------

                        FHLB - 16.93%
               750,000      3.375%, 12/28/2007                                        733,680
               500,000      3.46%, 05/04/2007 (a)                                     499,287
             1,000,000      3.61%, 02/22/2007 (a)                                     997,401
             1,000,000      4.00%, 11/13/2009                                         981,766
               300,000      4.25%, 11/13/2009                                         297,317
             1,000,000      4.875%, 11/15/2006                                      1,005,128
               700,000      6.00%, 02/12/2016                                         773,333
               500,000      4.00%, 08/30/2007                                         493,283
               100,000      4.415%, 06/23/2009                                         98,509
                                                                            -----------------
                                                                                    5,879,704
                                                                            -----------------

                        FHLMC - 14.60%
             1,168,562      Series 15, 7.00%, 07/25/2023                            1,209,565
             1,000,000      3.50%, 09/15/2007                                         984,575
               500,000      4.375%, 07/30/2009                                        491,572
             1,000,000      4.75%, 12/08/2010                                         999,347
             1,000,000      7.00%, 03/15/2010                                       1,099,159
               287,041      Series H007, 2.491%, 02/15/2008 (a)                       285,659
                                                                            -----------------
                                                                                    5,069,877
                                                                            -----------------

                        FNMA - 21.93%
             1,000,000      3.75%, 09/15/2008                                         979,542
               300,000      4.35%, 01/25/2010                                         295,798
               821,126      Series 2005-3, 4.40%, 12/25/2012                          826,001
               250,000      4.85%, 05/21/2013                                         247,178
               550,422      Series 1994-17, 6.00%, 02/25/2009                         559,163
             1,000,000      6.00%, 12/15/2005                                       1,003,886
               781,839      Pool 545759, 6.50%, 07/01/2032                            805,580
               500,000      7.25%, 01/15/2010                                         552,305
               644,733      Pool 725482, 4.477%, 04/01/2034                           644,411
               332,210      Pool 754289, 6.00%, 11/01/2033                            337,816
               300,000      5.00%, 01/28/2011                                         297,680
             1,100,000      Pool 386008, 4.52%, 04/01/2013                          1,062,936
                                                                            -----------------
                                                                                    7,612,296
                                                                            -----------------

                        GNMA - 9.60%
               243,235      Pool 476998, 6.50%, 07/15/2029                            253,489
               849,964      Pool 81113, 4.50%, 10/20/2034                             845,654
               614,087      Series 2003-98, 4.00%, 02/20/2029                         600,168
               615,774      Series 2003-76, 4.25%, 02/20/2032                         604,431
             1,000,000      Series 2003-81, 6.00%, 03/20/2029                       1,027,849
                                                                            -----------------
                                                                                    3,331,591
                                                                            -----------------

                        U.S. Treasury Note/Bond - 21.05%
               500,000      5.50%, 02/15/2008                                         515,156
             1,000,000      5.625%, 05/15/2008                                      1,035,273
             1,000,000      5.75%, 08/15/2010                                       1,066,523
             1,000,000      6.00%, 08/15/2009                                       1,063,477
             1,000,000      6.125%, 08/15/2007                                      1,034,883
             1,000,000      6.25%, 02/15/2007                                       1,028,242
               500,000      6.50%, 02/15/2010                                         544,804
             1,000,000      7.00%, 07/15/2006                                       1,021,875
                                                                            -----------------
                                                                                    7,310,233
                                                                            -----------------

                        TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                         (Cost $33,123,325)                                 $      32,619,416
                                                                            -----------------
           Shares                                                                 Value
      ----------------                                                      -----------------
                        SHORT TERM INVESTMENTS - 0.85%
                        Money Market Funds - 0.85%
        $     241,181   Merrimac Treasury Plus Series Fund                  $         241,181
               52,303   Merrimac US Government Series Fund                             52,303
                                                                            -----------------
                                                                                      293,484
                                                                            -----------------

                        TOTAL SHORT TERM INVESTMENTS (Cost $293,484)        $         293,484
                                                                            -----------------
                        Total Investments  (Cost $34,411,809) - 97.60%      $      33,885,400
                        Other Assets in Excess of Liabilities, Net 2.40%              833,422
                                                                            -----------------
                        TOTAL NET ASSETS - 100.00%                          $      34,718,822
                                                                            =================

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005:

                                    Cost of       Gross Unrealized    Gross Unrealized     Net Unrealized
                                  Investments       Appreciation        Depreciation         Gain/(Loss)
                                  ------------------------------------------------------------------------
Memorial Government Bond Fund      34,422,782          11,612             (548,993)           (537,381)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a) Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2005.

Schedule of Investments
September 30, 2005 (Unaudited)
Memorial Growth Equity Fund

           Shares                                                                Value
      -----------------                                                     -----------------
                        COMMON STOCKS - 97.81%
                        Advertising - 1.30%
                 2,450  Getty Images, Inc. (a)                              $         210,798
                                                                            -----------------
                        Banks - 1.98%
                 7,625  Bank of America Corp.                                         321,012
                                                                            -----------------
                        Biotechnology - 1.95%
                 4,400  Genzyme Corp. (a)                                             315,216
                                                                            -----------------
                        Chemicals - 2.95%
                 6,000  E.I. Du Pont De Nemours & Co.                                 235,020
                 7,600  Ecolab, Inc.                                                  242,668
                                                                            -----------------
                                                                                      477,688
                                                                            -----------------

                        Computer Software & Services - 3.99%
                25,125  Microsoft Corp.                                               646,466
                                                                            -----------------
                        Computers - 2.88%
                 6,600  Dell, Inc. (a)                                                225,720
                 3,000  International Business Machines Corp.                         240,660
                                                                            -----------------
                                                                                      466,380
                                                                            -----------------

                        Cosmetics & Toiletries - 4.00%
                10,875  Procter & Gamble Co.                                          646,628
                                                                            -----------------
                        Diversified Financial Services - 3.83%
                 2,800  American Express Co.                                          160,832
                 4,100  Countrywide Financial Corp.                                   135,218
                 3,850  Franklin Resources, Inc.                                      323,246
                                                                            -----------------
                                                                                      619,296
                                                                            -----------------

                        Electrical Components & Equipment - 2.34%
                 5,275  Emerson Electric Co.                                          378,745
                                                                            -----------------
                        Electronics - 3.73%
                 2,550  Fisher Scientific International, Inc. (a)                     158,228
                 9,100  Jabil Circuit, Inc. (a)                                       281,372
                   175  Symbol Technologies, Inc. (a)                                   1,694
                 3,900  Waters Corp. (a)                                              162,240
                                                                            -----------------
                                                                                      603,534
                                                                            -----------------

                        Financial Data Processing Services - 1.63%
                 7,100  Paychex, Inc.                                                 263,268
                                                                            -----------------
                        Food - 1.35%
                 1,625  Whole Foods Market, Inc.                                      218,481
                                                                            -----------------
                        Food & Beverages - 3.05%
                 8,700  PepsiCo, Inc.                                                 493,377
                                                                            -----------------
                        Healthcare - Products - 10.19%
                 4,100  Baxter International, Inc.                                    163,467
                 2,500  C R Bard, Inc.                                                165,075
                 2,200  Cooper Companies, Inc.                                        168,542
                 6,410  Johnson & Johnson                                             405,625
                 5,950  St. Jude Medical, Inc. (a)                                    278,460
                 6,600  Varian Medical Systems, Inc. (a)                              260,766
                 3,000  Zimmer Holdings, Inc. (a)                                     206,670
                                                                            -----------------
                                                                                    1,648,605
                                                                            -----------------

                        Healthcare - Services - 1.67%
                 4,800  UnitedHealth Group, Inc.                                      269,760
                                                                            -----------------
                        Insurance - 1.57%
                 3,300  The Hartford Financial Services Group, Inc.                   254,661
                                                                            -----------------
                        Internet - 1.99%
                 9,500  Yahoo, Inc. (a)                                               321,480
                                                                            -----------------
                        Internet Software & Services - 0.97%
                 5,000  McAfee, Inc. (a)                                              157,100
                                                                            -----------------
                        Machinery - Diversified - 1.01%
                 3,100  Rockwell Automation, Inc.                                     163,990
                                                                            -----------------
                        Media - 1.50%
                 5,050  Mcgraw-Hill Companies, Inc.                                   242,602
                                                                            -----------------
                        Miscellaneous Manufacturing - 5.93%
                 6,075  Danaher Corp.                                                 327,017
                18,770  General Electric Co.                                          631,986
                                                                            -----------------
                                                                                      959,003
                                                                            -----------------

                        Oil & Gas - 2.42%
                 2,750  Exxon Mobil Corp.                                             174,735
                 6,000  Patterson-Uti Energy, Inc.                                    216,480
                                                                            -----------------
                                                                                      391,215
                                                                            -----------------

                        Oil & Gas Services - 3.38%
                 5,100  BJ Services Co.                                               183,549
                 4,300  Schlumberger Ltd.                                             362,834
                                                                            -----------------
                                                                                      546,383
                                                                            -----------------

                        Pharmaceuticals - 4.70%
                 4,500  Medco Health Solutions, Inc. (a)                              246,735
                11,100  Wyeth                                                         513,597
                                                                            -----------------
                                                                                      760,332
                                                                            -----------------

                        Retail - 10.09%
                 5,262  Cheesecake Factory, Inc. (a)                                  164,385
                16,250  CVS Corp.                                                     471,412
                 3,000  JC Penney Company, Inc.                                       142,260
                 3,600  Lowe's Companies, Inc.                                        231,840
                11,250  Staples, Inc.                                                 239,850
                 4,725  Starbucks Corp. (a)                                           236,723
                 2,800  Target Corp.                                                  145,404
                                                                            -----------------
                                                                                    1,631,874
                                                                            -----------------

                        Semiconductors - 5.25%
                 9,825  Intel Corp.                                                   242,186
                 5,600  Maxim Integrated Products, Inc.                               238,840
                 6,425  Microchip Technology, Inc.                                    193,521
                 5,150  Texas Instruments, Inc.                                       174,585
                                                                            -----------------
                                                                                      849,132
                                                                            -----------------

                        Software - 1.99%
                10,800  Adobe Systems, Inc. (a)                                       322,380
                                                                            -----------------
                        Telecommunications - 10.17%
                12,975  Cisco Systems, Inc. (a)                                       232,642
                 4,500  Harris Corp.                                                  188,100
                12,800  Motorola, Inc.                                                282,752
                 3,200  NII Holdings, Inc. (a)                                        270,240
                 5,725  Qualcomm, Inc.                                                256,194
                17,450  Sprint Nextel Corp.                                           414,961
                                                                            -----------------
                                                                                    1,644,889
                                                                            -----------------

                        TOTAL COMMON STOCKS (Cost $14,682,479)              $      15,824,295
                                                                            -----------------
                        SHORT TERM INVESTMENTS - 0.40%
                        Money Market Funds - 0.40%
      $        64,326   Merrimac US Government Series Fund                  $          64,326
                                                                            -----------------
                        TOTAL SHORT TERM INVESTMENTS (Cost $64,326)         $          64,326
                                                                            -----------------
                        Total Investments  (Cost $14,746,805) - 98.21%      $      15,888,621
                        Other Assets in Excess of Liabilities, Net 1.79%              290,257
                                                                            -----------------
                        TOTAL NET ASSETS - 100.00%                          $      16,178,878
                                                                            =================

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005:

                                    Cost of       Gross Unrealized    Gross Unrealized     Net Unrealized
                                  Investments       Appreciation        Depreciation         Gain/(Loss)
                                  ------------------------------------------------------------------------
Memorial Growth Equity Fund            14,878,240        1,417,730        (409,043)         1,008,687

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Schedule of Investments
September 30, 2005 (Unaudited)
Memorial Value Equity Fund

           Shares                                                                Value
      ----------------                                                      -----------------
                        COMMON STOCKS - 98.55%
                        Airlines - 1.85%
                 9,725  Southwest Airlines Co.                              $         144,416
                                                                            -----------------
                        Apparel - 0.89%
                   849  Nike, Inc.                                                     69,346
                                                                            -----------------
                        Auto Manufacturers - 1.69%
                13,339  Ford Motor Co.                                                131,523
                                                                            -----------------
                        Banks - 5.74%
                 3,356  Bank of America Corp.                                         141,288
                 5,186  Bank of New York Company, Inc.                                152,520
                 4,179  Fifth Third Bancorp                                           153,495
                                                                            -----------------
                                                                                      447,303
                                                                            -----------------

                        Beverages - 6.99%
                 4,257  Anheuser-Busch Companies, Inc.                                183,221
                10,801  Coca-Cola Enterprises, Inc.                                   210,619
                 3,498  Coca-Cola Co.                                                 151,079
                                                                            -----------------
                                                                                      544,919
                                                                            -----------------

                        Building Materials - 0.84%
                 2,146  Masco Corp.                                                    65,839
                                                                            -----------------
                        Chemicals - 2.07%
                 1,687  E.I. Du Pont De Nemours & Co.                                  66,080
                 1,613  PPG Industries, Inc.                                           95,473
                                                                            -----------------
                                                                                      161,553
                                                                            -----------------

                        Commercial Services - 0.86%
                 3,232  Cendant Corp.                                                  66,709
                                                                            -----------------
                        Computers - 4.31%
                 2,261  International Business Machines Corp.                         181,377
                 2,531  Lexmark International, Inc. (a)                               154,518
                                                                           ------------------
                                                                                      335,895
                                                                           ------------------

                        Cosmetics/Personal Care - 5.04%
                 5,569  Avon Products, Inc.                                           150,363
                 4,588  Colgate-Palmolive Co.                                         242,201
                                                                            -----------------
                                                                                      392,564
                                                                            -----------------

                        Diversified Financial Services - 3.95%
                 3,045  Fannie Mae                                                    136,477
                 5,044  JPMorgan Chase & Co.                                          171,143
                                                                            -----------------
                                                                                      307,620
                                                                            -----------------

                        Electronics - 0.86%
                 6,929  Symbol Technologies, Inc.                                      67,073
                                                                            -----------------
                        Entertainment - 0.86%
                 2,478  International Game Technology                                  66,906
                                                                            -----------------
                        Financial Services - 0.87%
                 1,498  Citigroup, Inc.                                                68,189
                                                                            -----------------
                        Food - 5.02%
                 3,178  General Mills, Inc.                                           153,180
                 9,137  Sara Lee Corp.                                                173,146
                 2,069  SYSCO Corp.                                                    64,904
                                                                            -----------------
                                                                                      391,230
                                                                            -----------------

                        Forest Products & Paper - 0.80%
                 2,092  International Paper Co.                                        62,342
                                                                            -----------------
                        Healthcare - Products - 2.17%
                 3,149  Medtronic, Inc.                                               168,849
                                                                            -----------------
                        Healthcare - Services - 2.38%
                 3,870  HCA, Inc.                                                     185,450
                                                                            -----------------
                        Household Products/Wares - 2.27%
                 3,378  Avery Dennison Corp.                                          176,973
                                                                            -----------------
                        Housewares - 2.50%
                 8,597  Newell Rubbermaid, Inc.                                       194,722
                                                                            -----------------
                        Insurance - 3.25%
                 4,094  American International Group, Inc.                            253,664
                                                                            -----------------
                        Internet - 2.12%
                 4,005  EBay, Inc. (a)                                                165,006
                                                                            -----------------
                        Leisure Time - 1.81%
                 2,918  Harley Davidson, Inc.                                         141,348
                                                                            -----------------
                        Media - 8.72%
                 7,553  Clear Channel Communications, Inc.                            248,418
                 6,230  Tribune Co.                                                   211,135
                 6,661  Viacom, Inc.                                                  219,879
                                                                            -----------------
                                                                                      679,432
                                                                            -----------------

                        Mining - 2.61%
                 8,340  Alcoa, Inc.                                                   203,663
                                                                            -----------------
                        Miscellaneous Manufacturing - 5.24%
                 2,024  3M Co.                                                        148,481
                 4,149  General Electric Co.                                          139,697
                   791  Illinois Tool Works, Inc.                                      65,123
                 2,741  Leggett & Platt, Inc.                                          55,368
                                                                            -----------------
                                                                                      408,669
                                                                            -----------------

                        Packaging & Containers - 1.70%
                 5,352  Bemis Company, Inc.                                           132,194
                                                                            -----------------
                        Pharmaceuticals - 4.66%
                 7,536  Bristol Myers Squibb Co.                                      181,316
                 6,688  Merck & Company, Inc.                                         181,981
                                                                            -----------------
                                                                                      363,297
                                                                            -----------------

                        Retail - 2.77%
                 4,919  Wal-Mart Stores, Inc.                                         215,551
                                                                            -----------------
                        Savings & Loans - 1.92%
                 3,815  Washington Mutual, Inc.                                       149,624
                                                                            -----------------
                        Semiconductors - 3.02%
                13,873  Applied Materials, Inc.                                       235,286
                                                                            -----------------
                        Software - 0.81%
                 1,577  First Data Corp.                                               63,080
                                                                            -----------------
                        Telecommunications - 4.66%
                 7,555  Bellsouth Corp.                                               198,697
                 2,786  SBC Communications, Inc.                                       66,780
                 3,000  Verizon Communications, Inc.                                   98,070
                                                                            -----------------
                                                                                      363,547
                                                                            -----------------

                        Transportation - 3.30%
                 3,700  CSX Corp.                                                     171,976
                 1,235  United Parcel Service, Inc.                                    85,376
                                                                            -----------------
                                                                                      257,352
                                                                            -----------------

                        TOTAL COMMON STOCKS (Cost $7,943,417)               $       7,681,134
                                                                            -----------------
                        SHORT TERM INVESTMENTS - 1.62%
                        Money Market Funds - 1.62%
      $         26,186  Merrimac Treasury Plus Series Fund                  $          26,186
               100,109  Merrimac US Government Series Fund                            100,109
                                                                            -----------------
                                                                                      126,295
                                                                            -----------------

                        TOTAL SHORT TERM INVESTMENTS (Cost $126,295)        $         126,295
                                                                            -----------------
                        Total Investments  (Cost $8,069,712) - 100.17%      $       7,807,429
                        Liabilities in Excess of Other Assets, Net (0.17)%            -12,883
                                                                            -----------------
                        TOTAL NET ASSETS - 100.00%                          $       7,794,546
                                                                            =================

Footnotes

The following information for the Funds is presented on an income tax basis as of September 30,2005:

                                    Cost of       Gross Unrealized    Gross Unrealized     Net Unrealized
                                  Investments       Appreciation        Depreciation         Gain/(Loss)
                                  ------------------------------------------------------------------------
Memorial Value Equity Fund         8,104,887           230,728           (528,186)           (297,458)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. Percentages are stated as a percent of net assets.

(a)   Non-income producing security

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Memorial Funds


By /s/Carl C. Peterson
   --------------------------------------
      Carl C. Peterson

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Carl C. Peterson
   --------------------------------------
      Carl C. Peterson, President

Date: November 28, 2005

By /s/Thomas W. Alesi
   --------------------------------------
      Thomas W. Alesi, Treasurer

Date: November 28, 2005